Acquisitions - Purchase accounting (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 04, 2016
Business combinations
Goodwill	€ 5,248	€ 5,724
Alcatel Lucent
Business combinations
Intangible assets			€ 5,711
Property, plant and equipment			1,412
Deferred tax assets			2,328
Defined benefit pension assets			3,201
Other non-current assets			687
Total non-current assets			13,339
Inventories			1,992
Accounts receivable			2,813
Other current assets			1,360
Cash and cash equivalents recognised as of acquisition date			6,198
Total current assets			12,363
Total assets			25,702
Long-term interest bearing liabilities			4,037
Deferred tax liabilities			425
Defined benefit and post-retirement liabilities			4,464
Other non-current liabilities			601
Total non-current liabilities			9,527
Current borrowings and other financial liabilities			671
Other current liabilities			7,252
Total current liabilities			7,923
Total liabilities assumed			17,450
Net identifiable assets acquired			8,252
Equity holders of the parent			6,538
Non-controlling interests			1,714
Goodwill			5,084
Total consideration transferred, acquisition-date fair value			€ 11,622